PIC Institutional Balanced Fund
Annual Report
October 31, 1995

PIC Institutional Balanced Fund
President's Message
The following is an interview with the members of the investment team at Provident Investment Counsel regarding the PIC Balanced Portfolio (the "portfolio").

     Question: How did the PIC Institutional Balanced Fund perform relative to overall markets for the fiscal year ended October 31, 1995?

Answer: The PIC Institutional Balanced Fund rose 19.35%. By comparison the Standard and Poors 500 Index and the Lehman Government/Corporate, broad measures of the stock and bond market's overall performance, rose 23.11% and 16.16%, respectively. The Lipper Analytical Balanced Fund index, a widely recognized mutual fund index, rose 17.37% for the fiscal year.

     Question: The broad market reached record levels early in 1995 and has continued to advance for most of the year. What were some of the factors attributable to this rise?

Answer: The year 1994 ended with uncertainty and weak financial markets due to an economic transition that had taken place during the year which included the Federal Reserve Board of Governors raising interest rates six times. During the first quarter of 1995 investors gained confidence that the economy was beginning to slow in reaction to the rate increases. The market's advance began despite a weak dollar and an economic crisis in Mexico with the hopes of a domestic soft landing for the economy.

Question: Will these sectors continue to lead the market going forward?

Answer: We believe selected stocks in these sectors that have sustainable revenue and earnings growth rates will be rewarded going forward. We have begun to see a greater disparity in performance of individual issues in strong segments of the market such as technology. As always at PIC we are focusing on those issues that continue to show revenue and earnings along with visibility for future sustainable earnings growth.

Question: What is the outlook for the near future for the market and the Fund?

Answer: During the third quarter we saw some sluggish earnings reports form a number of economically sensitive companies that would seem to reflect a slow but a steady domestic outlook for the economy. We are seeing a rotation in the market toward companies with consistently growing revenues and earnings rather than a reliance on upside earnings surprises. The reasonable level of inflation currently along with the potential for near term reductions in interest rates appears positive for the Fund's holdings.

         On the whole the bond market returns for the year were very positive on a historical basis and given this strong advance we now have moved to a neutral positions with the bond segment of the portfolio and remain more optimistic for the equity segment of the portfolio going forward. Our research process will remain focused on companies with strong financial characteristics to maintain emphasis on growth and quality. The financial characteristics of the portfolio as of October 31, 1995 are displayed on the following page:

PIC Institutional Balanced Fund
President's Message, continued
(Graphical Material Omitted)

PIC Institutional Balanced Fund
Statement of Assets and Liabilities as of October 31, 1995
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investment in PIC Balanced Portfolio, at value                                                                     $12,540,457
Receivable from Provident Investment Counsel, Inc. (Note 3)                                                              4,463
Prepaid insurance                                                                                                          269
Deferred organization costs                                                                                             14,537
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                        12,559,726

====================================================================================================================================

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                                                        14,683

====================================================================================================================================

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Applicable to 947,532 shares of beneficial interest outstanding                                                    $12,545,043

====================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                             $ 13.24
------------------------------------------------------------------------------------------------------------------------------------



====================================================================================================================================

SOURCE OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    $ 9,818,558
Accumulated net realized gain on investments                                                                           582,893
Undistributed net investment income                                                                                     10,652
Net unrealized appreciation of investments                                                                           2,132,940

====================================================================================================================================

Net Assets                                                                                                         $12,545,043
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

PIC Institutional Balanced Fund
Statement of Operations Year ended October 31, 1995
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                                                                 $ 202,080

====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Administration fees (Note 3)                                                                                   40,723
         Trustees' fees                                                                                                 11,259
         Auditing fee                                                                                                    8,401
         Legal fee                                                                                                         675
         Transfer agent's fee                                                                                           10,001
         Custody and accounting services fee                                                                             6,000
         Report to shareholders                                                                                          3,000
         Registration fees                                                                                               4,000
         Amortization of organization costs                                                                             10,001
         Miscellaneous                                                                                                   1,818
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                                 95,878
         Less, reimbursement/waiver by Provident Investment Counsel, Inc. (Note 3)                                     (63,727)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                                   32,151

====================================================================================================================================

Net investment income                                                                                                  169,929
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain on investments                                                                            1,041,048
         Change in net unrealized appreciation of investments                                                        1,491,368
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                              2,532,416

====================================================================================================================================

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $2,702,345
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PIC Institutional Balanced Fund
Statement of Changes in Net Assets


INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year              Year
                                                                                                 ended             ended
From operations:                                                                           October 31, 1995  October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

      Net investment income                                                                   $ 169,929        $ 113,640
      Net realized gain (loss) on investments                                                 1,041,048         (414,373)
      Change in unrealized appreciation of investments                                        1,491,368          284,032
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                         2,702,345          (16,701)

====================================================================================================================================

Dividends:
      From net investment income                                                               (168,227)        (110,555)

====================================================================================================================================

Transactions in shares of beneficial interest:
      Purchases of 674,528 and 325,227 shares, respectively                                   7,543,312        3,640,420
      Value of 13,617 and 8,432 shares issued in payment of dividends, respectively             160,830           91,739
      Redemptions of 554,383 and 106,875 shares, respectively                                (6,843,102)      (1,192,136)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from share transactions                              861,040        2,540,023

====================================================================================================================================

Total increase in net assets                                                                  3,395,158        2,412,767

================================================================================

NET ASSETS:
--------------------------------------------------------------------------------

Beginning of year                                                                             9,149,885        6,737,118
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                                 $12,545,043      $ 9,149,885
------------------------------------------------------------------------------------------------------------------------------------




See Notes to Financial Statements.

PIC Institutional Balanced Fund
Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year              Year             Year         June 11, 1992*
                                                                ended             ended            ended            through
                                                          October 31, 1995  October 31, 1994 October 31, 1993  October 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $ 11.24           $ 11.48          $ 10.82           $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                                       .15               .15              .18               .04
      Net realized and unrealized gain (loss)
            of investments                                       2.00              (.24)             .69               .78
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.15              (.09)             .87               .82
Less dividends from net investment income                        (.15)             (.15)            (.21)              .00
------------------------------------------------------------------------------------------------------------------------------------
Change in net asset value                                        2.00              (.24)             .66               .82
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 13.24           $ 11.24          $ 11.48           $ 10.82

====================================================================================================================================

Total return                                                    19.35%             (.78%)           8.10%            21.14%++

====================================================================================================================================

Ratios/supplemental data:

Net assets, end of period (millions)                            $ 12.5            $ 9.1            $ 6.7             $ 1.2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
      Expenses                                                   1.05%             1.05%            1.05%             1.05%++
      Net investment income                                      1.32%             1.37%            1.79%             2.60%++
------------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of fee waivers and expense reimbursements, allocated from PIC Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 2.32%, 2.87%, 7.44% and 43.11%, respectively.

++Annualized.

See Notes to Financial Statements.

PIC Institutional Balanced Fund
Notes to Financial Statements
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Institutional Balanced Fund (the "Fund") is one of six series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Balanced Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. At October 31, 1995, the Fund owned 99.99% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $25,721 for the year ended October 31, 1995. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.05% of the Fund's average net assets. For the year ended October 31, 1995, PIC reimbursed expenses of the Fund amounting to $38,006. ICAC receives an annual fee for its services at the rate of $15,000.

     First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the Fund's investment in the Portfolio aggregated $7,579,804 and $6,913,353, respectively.

PIC Institutional Balanced Fund
Independent Auditor's Report
To the Board of Trustees of
      PIC Investment Trust
      and the Shareholders of
      PIC Institutional Balanced Fund

      We have audited the accompanying statement of assets and liabilities of PIC Institutional Balanced Fund (a series of PIC Investment Trust) as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years then ended and for the period June 11, 1992 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIC Institutional Balanced Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995                                                                      Percentage of
EQUITY SECURITIES - 73.4%                                                                  Shares        Value       Net Assets
Aerospace - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                                                                                700       $ 45,938       0.4%
Boeing Company manufactures commercial and military aircraft.
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Autozone, Inc.*                                                                             3,800         94,050       0.7%

     Autozone  is  a  leading   specialty   retailer  of  automotive  parts  and
accessories, focusing on Do-It-Yourself consumers.

------------------------------------------------------------------------------------------------------------------------------------
Business and Financial Services - 5.6%
------------------------------------------------------------------------------------------------------------------------------------
Danka Business System PLC, Sponsored ADR                                                    2,500         83,750       0.7%
Danka Business System
is a leading independent retail and wholesale  distributor of photocopiers,  fax equipment and related service and parts,  with 193 retail branches in the United
States and 9 branches in Canada and the United Kingdom.
First Data  Corporation                                                                     9,366       619,337       4.9%
First Data  Corporation  provides  high quality,  high volume information processing and related services.
------------------------------------------------------------------------------------------------------------------------------------
               Total Business and Financial Services                                                     703,087
------------------------------------------------------------------------------------------------------------------------------------
Computer Services - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                               850         60,775       0.5%
Automatic Data Processing provides computerized  transaction  processing,  data communications,  information  recordkeeping and payroll
services.
Ceridian Corporation                                                                        1,400         60,900       0.5%
Ceridian  Corporation is an information  services company providing payroll and human resource  services to large  corporations.  Their
Arbitron  division is the  dominant  provider of radio  rating  services and CDI provides electronic solutions to defense markets.
Computer Sciences Corporation*                                                              1,900        127,063       1.0%
Computer  Sciences  Corporation is a large  independent  provider of information technology consulting.
3Com Corporation                                                                            3,400        159,800       1.3%
3Com Corporation is a leading networking  products vendor with 50% of sales in systems (hubs,  routers and switches) and 50% in network
adapter cards.
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Services                                                                   408,538
------------------------------------------------------------------------------------------------------------------------------------
Computer Software - 8.2%
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                     3,850        211,750       1.7%
Computer Associates  manufactures software that enables computers to run more efficiently.  The company develops,  markets and services
over 300 products for a wide range of mainframes, mini-computers and micro-computers.
Informix Corporation                                                                        5,100        148,538       1.2%
Informix is a leading provider of relational database management software, including application  development tools and graphical- and
character-based productivity software, for use on most significant desktop platforms.
Microsoft Corporation*                                                                      4,534        453,400       3.6%
Microsoft developes and markets systems and applications  software for business, and home use.
Oracle Systems Corporation*                                                                 5,000        218,125       1.7%
Oracle  Systems is the  world's  largest  maker of database  management  systems
(DBMS), software that allows users to create, retrieve,
and manipulate data in  computer-based  files.  Main products  support ORACLE, a relational  DBMS,  which allows people to  manipulate  data by using an industry standard language SQL.
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Software                                                                 1,031,813

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                                                    Percentage of
EQUITY SECURITIES, continued                                                               Shares        Value        Net Assets
Cosmetics and Soap - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
The Gillette  Company  3,100 $ 149,962 1.2% Gillette  produces and  manufactures razors and razor blades,  cosmetics,  stationery products,  small appliances and oral care products.

------------------------------------------------------------------------------------------------------------------------------------
Credit and Finance - 4.0%
------------------------------------------------------------------------------------------------------------------------------------
First USA, Inc.                                                                             3,800        174,800       1.4%
First USA is one of the largest  issuers of credit cards and  processors  of credit card  transactions  for  merchants  with a total of
nearly $13 billion in loans outstanding.
MBNA Corporation                                                                            8,840        325,975       2.6%
MBNA is the fourth largest credit card issuer and processor in the United States.
------------------------------------------------------------------------------------------------------------------------------------
               Total Credit and Finance                                                                  500,775
------------------------------------------------------------------------------------------------------------------------------------
Diversified - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
American Standard Company, Inc.*                                                            3,000         80,250       0.6%
American  Standard Company is a global  manufacturer of brand name products such as air conditioning, plumbing and braking and control
systems.
Tyco International Ltd.                                                                     2,000        121,500       1.0%
Tyco International is a diversified  manufacturing  company.  Tyco produces fire protection systems,  pipes,  fittings,  and other flow
control equipment.
------------------------------------------------------------------------------------------------------------------------------------
               Total Diversified                                                                         201,750

------------------------------------------------------------------------------------------------------------------------------------
Electric Components/Semiconductors - 6.8%
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                        3,100        111,987       0.9%
Analog  Devices  designs,  manufactures  and sells high  performance  linear and mixed signal  integrated  circuits  used in analog and
digital signal processing applications.
Applied Materials, Inc.                                                                     3,380        169,423       1.4%
Applied Materials  develops,  manufactures,  sells and services  semiconductor wafer fabrication  equipment to the semiconductor wafer
industry.
Intel Corporation                                                                           5,900        412,263       3.3%
Intel is the world's  leading  manufacturer  of  microprocessors,  memory chips, controllers and peripherals.
LSI Logic Corporation                                                                       1,900         89,538       0.7%
LSI Logic Corporation manufactures application-specified integrated circuits and provides related design and technology services.
SGS-Thomson Microelectronics N.V.*                                                          1,500         67,875       0.5%
SGS Thomson Microelect designs, develops, manufactures and markets a broad range of semiconductor integrated circuits and discrete devices used in a wide variety of microelectronic applications.
------------------------------------------------------------------------------------------------------------------------------------
               Total Electric Components/Semiconductors                                                  851,086

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995

                                                                                                                    Percentage of
EQUITY SECURITIES, continued                                                               Shares        Value        Net Assets
Electronics - 4.9%
------------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic Corporation                                                                    1,300       $ 54,762       0.4%
Cirrus Logic is a semiconductor company focused primarily on the markets for graphics chips, wireless communications and mass storage.
Motorola, Inc.                                                                              3,200        210,000       1.7%
Motorola  manufactures  cellular  telephone,  paging and  specialized  mobile radio  equipment.  Motorola is also a major  supplier of
semiconductors, circuits, controls and related data communications equipment.
Texas Instruments, Inc.                                                                     4,100        279,825       2.2%
Texas Instruments manufactures semiconductor integrated circuits and sub-assemblies, defense electronics and digital products.
Xilinx, Inc.                                                                                1,600         73,600       0.6%
Xilinx is the world's largest supplier of programmable logic divices.
------------------------------------------------------------------------------------------------------------------------------------
               Total Electronics                                                                         618,187
------------------------------------------------------------------------------------------------------------------------------------
Entertainment - 3.1%
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, Sponsored ADR                                           3,500        125,125       1.0%
British Sky Broadcasting is the leading pay television broadcasting service in the United Kingdom with over 4.2 million subscribers.
Capital Cities/ABC, Inc.                                                                    1,100        130,487       1.0%
Capital Cities conducts  business through five operating  groups:  ABC

HFS, Inc.                                                                                   2,200        134,750       1.1%
HFS is the world's  largest hotel  franchiser  with four  nationally  recognized brand names, including Days Inn, Ramada, Howard Johnson and Super 8.
------------------------------------------------------------------------------------------------------------------------------------
               Total Entertainment                                                                       390,362
------------------------------------------------------------------------------------------------------------------------------------
Food and Restaurants - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.                                                                             1,700         69,700       0.6%
McDonalds Corporation operates 3,856 fast-food restaurants and franchises 9,237 restaurants in 65 countries.

------------------------------------------------------------------------------------------------------------------------------------
Funeral Services - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Loewen Group, Inc.                                                                          3,700        148,173       1.2%
Loewen Group is the second largest funeral service corporation in North America.

------------------------------------------------------------------------------------------------------------------------------------
Health Industry Services - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corporation                                                                     2,400         62,700       0.5%
Healthsouth  is the nation's  largest  provider of outpatient  and rehabilitative  health care  services.  Healthsouth  provides these services through outpatient and inpatient rehabilitation facilities, outpatient surgery centers and medical centers.
St. Jude Medical, Inc.                                                                      1,700         90,525       0.7%
St. Jude Medical manufactures and market biomedical devices for cardiovascular and vascular applications.
------------------------------------------------------------------------------------------------------------------------------------
               Total Health Industry Services                                                            153,225

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995

                                                                                                                    Percentage of
EQUITY SECURITIES, continued                                                               Shares        Value        Net Assets
Health Maintenance Organizations - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.                                                                   1,300      $ 101,725       0.8%
Oxford Health Plans provides  managed  healthcare  products to the greater New
York metro area: HMO, Point of Service,  and third party
administration of self-funded plans.
United HealthCare  Corporation 2,560 136,000 1.1% United Healthcare owns manages health maintenance organizations in 23 states and offers reinsurance coverage to
HMO's and others.
------------------------------------------------------------------------------------------------------------------------------------
               Total Health Maintenance Organizations                                                    237,725
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                       2,600        147,875       1.1%
MGIC  provides  private  mortgage  insurance  coverage to thrifts,  mortgage bankers and brokers,  commercial  banks and other lending
institutions.
PMI Group, Inc.                                                                             1,200         57,600       0.5%
PMI provides private mortgage insurance coverage to thrifts, mortgage bankers and brokers, commercial banks, and lending institutions.
------------------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                           205,475
------------------------------------------------------------------------------------------------------------------------------------
Mainframes - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Company                                                                     3,200        296,400       2.4%
Hewlett-Packard manufactures computers, calculators, electronic test and measurement analysis instruments.

------------------------------------------------------------------------------------------------------------------------------------
Medical Electronics - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                             4,600        265,650       2.1%
Medtronic manufactures pacemakers,  heart valves,  neurological stimulation devices,  therapeutic catheters and blood oxygenators.  MDT
markets its products through hospitals, doctors, and other medical institutions throughout the world.

------------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                       1,800         92,475       0.7%
Cardinal Health Incorporated is a leading wholesale drug distributor in the
United States.

------------------------------------------------------------------------------------------------------------------------------------
Mortgage and Related Services - 2.9%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                                                      1,000         69,250       0.6%
Federal Home Loan Mortgage  buys and holds  mortgages  from lenders  through the
United States and sells guaranteed mortgage-backed securities.  Federal National
Mortgage  Association  2,790  292,601 2.3% Federal  National  Mortgage  provides supplemental  assistance to the secondary  market in guaranteed and insured home mortgages.
------------------------------------------------------------------------------------------------------------------------------------
               Total Mortgage and Related Services                                                       361,851

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995

                                                                                                                    Percentage of
EQUITY SECURITIES, continued                                                               Shares        Value        Net Assets
Natural Gas Products and Pipelines - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                 3,840      $ 132,000       1.1%
Enron is an integrated natural gas company engaged in the gathering, transportation and wholesale  marketing of natural gas throughout the United States and internationally.

------------------------------------------------------------------------------------------------------------------------------------
Networking - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.*                                                                    2,300        180,838       1.4%
Cabletron  manufactures  local area network  products  and  provides  design and support services for local area network systems.
Cisco Systems*                                                                              3,000        232,500       1.9%
Cisco Systems is the leading supplier of multimedia and  multinetworking products  including  routers,  bridges,  terminal servers and network management products.
------------------------------------------------------------------------------------------------------------------------------------
               Total Networking                                                                          413,338
------------------------------------------------------------------------------------------------------------------------------------
Office Equipment/Supplies - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Office Depot,  Inc.* 5,147 147,333 1.2% Office Depot  operates the largest chain of office product warehouse stores with locations throughout the United States.

------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.0%
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                                                 1,500         72,000       0.6%
Amgen develops,  manufactures  and markets drugs based on advanced  cellular and molecular  biology.  The company's two principal drugs
are Epogen,  which promotes the production of white blood cells,  and Nuepogen, which stimulates the production of certain white blood
cells.
Merck & Company, Inc.                                                                       2,000        115,000       0.9%
Merck is the world's largest pharmaceutical company and the largest U.S.
pharmacy benefits management company.
Pfizer, Inc.                                                                                5,600        321,300       2.6%
Pfizer is a major producer of pharmaceuticals,  hospital products,  animal health lines,  consumer products and specialty chemicals and minerals.
------------------------------------------------------------------------------------------------------------------------------------
               Total Pharmaceuticals                                                                     508,300

------------------------------------------------------------------------------------------------------------------------------------
Specialty Chains - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
CUC International, Inc.                                                                     2,500         86,563       0.7%
CUC, a consumer  services company,  provides over 29 million members with access to discount prices,  product  comparison  information,
and convenient purchasing for home shopping, travel, insurance, auto and dining services.

------------------------------------------------------------------------------------------------------------------------------------
Telephone Communications - 8.2%
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.                                                                1,300         52,000       0.4%
ADC  Telecommunications  is a leading  telecommunications  equipment  supplier which  focuses  on  broadband  connectivity,  broadband
transmission and wide area networking products.
Andrew Corporation                                                                          2,300         97,175       0.8%
Andrew Corporation is an international supplier of communications equipment and services to commercial and government markets.

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995

                                                                                                                    Percentage of
EQUITY SECURITIES, continued                                                               Shares        Value        Net Assets
Telephone Communications, continued
------------------------------------------------------------------------------------------------------------------------------------
Ericsson, (L.M.) Telephone Co., ADR                                                        14,800      $ 316,119       2.5%
Ericsson is one of the world's leading  telecommunications  equipment  suppliers and the preeminent  supplier in the cellular equipment
market.
Frontier Corporation                                                                        2,700         72,900       0.6%
Frontier  Corporation  is a  telecommunications  services  provider with 70% of revenues in long  distance  (mostly small and mid sized
commercial  accounts) and 30% in local and cellular in 22 markets  including
Rochester.  Frontier  merged with ALC  Communications  on
August 16, 1995,  creating the fifth largest long  distance  carrier after AT&T,
MCI Communications, Sprint and WorldCom.
Glenayre Technologies, Inc.                                                                 1,800        115,650       0.9%
Glenayre   Technologies   is  a  leading   worldwide   manufacturer  of
infrastructure   equipment  for  paging  and  other  wireless
telecommunications markets.
Nokia Corporation Sponsored ADR                                                             4,100        228,575       1.8%
Nokia  Corporation  supplies  advanced  telecommunications  infrastructure systems  and  equipment  for use in mixed and mobile  phone
networks. Nokia is also a leading supplier of color televisions, computer monitors and car speakers.
U.S. Robotics, Inc.                                                                         1,600        148,000       1.2%
U.S.  Robotics is the dominant  provider of  communications  access  products including high speed modems and LAN/WAN hubs for dial up
connectivity.
------------------------------------------------------------------------------------------------------------------------------------
               Total Telephone Communications                                                          1,030,419
------------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Fritz Companies, Inc.*                                                                      1,800         63,000       0.5%
Fritz Companies  provides  global  integrated  logistics  information  services and outsourcing to companies  involved in the worldwide
movement of goods.
------------------------------------------------------------------------------------------------------------------------------------
               Total Equity Securities (Cost $7,152,054)                                               9,207,175      73.4%

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES - 3.6%
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 3.6%
------------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corporation, 8.750%, 6/15/1996                                  $ 100,000        101,635       0.8%
Ford Motor Credit Corporation, 7.250%, 5/15/1999                                          175,000        180,906       1.4%
International Lease Finance, 6.125%, 11/1/1999                                            175,000        174,563       1.4%

------------------------------------------------------------------------------------------------------------------------------------
               Total Corporate Bonds (Cost $458,085)                                                     457,104       3.6%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 19.3%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 11/15/2012                                                  375,000        504,116       4.0%
U.S. Treasury Bonds, 9.875%, 11/15/2015                                                   325,000        451,974       3.6%
U.S. Treasury Notes, 4.375%, 11/15/1996                                                   160,000        158,091       1.3%
U.S. Treasury Notes, 6.750%, 5/31/1997                                                    150,000        152,500       1.2%
U.S. Treasury Notes, 6.875%, 7/31/1999                                                    425,000        440,725       3.5%
U.S. Treasury Notes, 6.250%, 2/15/2003                                                    700,000        712,607       5.7%
------------------------------------------------------------------------------------------------------------------------------------
               Total U.S. Treasury Obligations (Cost $2,341,183)                                       2,420,013      19.3%

PIC BALANCED PORTFOLIO
Statement of Net Assets as of October 31, 1995
                                                                                       Principal                   Percentage of
Repurchase Agreements - 3.8%                                                            Amount        Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Lehman Government Securities, Inc., 5.410%, due 11/1/1995
(Collateralized by $491,413 U.S. Treasury Note, 7.50%,
due 1/31/97) (Cost $477,100)                                                            $ 477,100      $ 477,100       3.8%

------------------------------------------------------------------------------------------------------------------------------------
               Total Investments (Cost $10,428,422)                                                   12,561,392     100.1%
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          67
Receivables:
             Dividends and interest                                                                       71,497
             For securities sold                                                                           9,934
Prepaid expense                                                                                              131
Deferred organization costs                                                                               14,537
Other assets                                                                                               1,207
------------------------------------------------------------------------------------------------------------------------------------
             Total Other Assets                                                                           97,373       0.8%
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES - (0.9%)
------------------------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                          96,955
Accrued expenses                                                                                          21,215
------------------------------------------------------------------------------------------------------------------------------------
               Total Liabilities                                                                         118,170      (0.9%)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                            $12,540,595     100.0%
------------------------------------------------------------------------------------------------------------------------------------


*Non-income producing security.


     The above descriptions of portfolio companies are furnished by management solely for the general information of investors. See Notes to Financial Statements.

PIC BALANCED PORTFOLIO
Statement of Operations Year ended October 31, 1995
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
------------------------------------------------------------------------------------------------------------------------------------
         Dividends                                                                                                    $ 68,280
         Interest                                                                                                      236,599
------------------------------------------------------------------------------------------------------------------------------------
         Total income                                                                                                  304,879

====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Investment advisory fee (Note 3)                                                                               77,098
         Administration fee                                                                                             12,850
         Accounting services fee                                                                                        64,800
         Custodian fee                                                                                                  20,655
         Auditing fee                                                                                                   10,001
         Legal fees                                                                                                      1,250
         Trustees' fees                                                                                                  3,800
         Amortization of organization costs                                                                             10,001
         Miscellaneous                                                                                                   3,037
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                                203,492
         Less, reimbursement/waiver by Advisor (Note 3)                                                               (100,695)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                                  102,797

====================================================================================================================================

Net investment income                                                                                                  202,082

====================================================================================================================================

NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain from security transactions                                                                1,041,070
         Change in net unrealized appreciation of investments                                                        1,491,367
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                              2,532,437

====================================================================================================================================

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $2,734,519
------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

PIC BALANCED PORTFOLIO
Statement of Changes in Net Assets

INCREASE IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year               Year
                                                                                               ended              ended
From operations:                                                                          October 31, 1995   October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

      Net investment income                                                                   $ 202,082        $ 134,310
      Net realized gain (loss) on investments                                                 1,041,070         (414,393)
      Change in unrealized appreciation of investments                                        1,491,367          284,049
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                                    2,734,519            3,966

====================================================================================================================================

Transactions in interests:
      Contributions by Holders                                                                7,579,804        3,694,264
      Withdrawals by Holders                                                                 (6,913,353)      (1,264,936)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from transactions in interests                                 666,451        2,429,328

====================================================================================================================================

Total increase in net assets                                                                  3,400,970        2,433,294

====================================================================================================================================

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                             9,139,625        6,706,331
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                                 $12,540,595      $ 9,139,625
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC BALANCED PORTFOLIO
Notes to Financial Statements
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Balanced Portfolio (the "Portfolio") was organized on December 11, 1991 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

     A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. Deferred Organization Expense. Organization costs of the Portfolio are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

     D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

      PIC receives a fee for its services to the Portfolio at the rate of 0.60% of the average daily net assets of the Portfolio, but waived its fee of $77,098 for the year ended October 31, 1995. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 0.80% of the Portfolio's average net assets. For the year ended October 31, 1995, PIC reimbursed expenses of the Portfolio amounting to $23,597. ICAC receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $12,850 for the year ended October 31, 1995.

PIC BALANCED PORTFOLIO
Notes to Financial Statements
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the year ended October 31, 1995, purchases and sales of investment securities, other than short-term obligations, were $13,869,913 and $13,057,536, respectively. The cost of securities for federal income tax purposes was $10,437,500. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

      Unrealized appreciation                                $2,178,310
      Unrealized depreciation                                   (54,418)
                                                                -------
            Net unrealized appreciation                      $2,123,892
                                                             ==========


5 - SELECTED RATIO DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year              Year             Year
                                                                      ended             ended            ended
                                                                October 31, 1995  October 31, 1994 October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to average net assets:++

            Operating expenses                                        0.80%            0.80%             0.80%
            Net investment income                                     1.57%            1.63%             2.05%


      Portfolio turnover rate                                       106.50%          116.63%            92.65%



++Net of expense reimbursements equivalent to 0.78%, 1.16% and 4.68% of average net assets, respectively.

PIC BALANCED PORTFOLIO
Independent Auditor's Report
To the Board of Trustees of,
      and the holders of Interests in,
      PIC Balanced Portfolio

      We have audited the accompanying statement of assets of PIC Balanced Portfolio as of October 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIC Balanced Portfolio as of October 31, 1995, the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC Institutional Balanced Fund
Trustees and Officers

TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - PIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - PIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------
Heller, Ehrman, White & McAuliffe


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP








This  report  is  intended  for  the   information  of   shareholders  of  PIC
Institutional Balanced Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.